
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 1997

                                                                                                                         NEUBERGER
                                                             HARTFORD          HVA         NEUBERGER     NEUBERGER       & BERMAN
                                              HARTFORD      CAPITAL           MONEY        & BERMAN      & BERMAN         LIMITED
                                                BOND       APPRECIATION       MARKET        PARTNERS      BALANCED        MATURITY
                                              PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO       PORTFOLIO
                                              ---------    ------------     ---------      ---------     ---------       ---------
ASSETS:
 Investments
 Hartford Bond Fund, Inc.
  Shares                   117,114
  Cost                    $117,832
  Market Value   . . . . . . . . . . . . .   $ 118,893          -              -              -              -              -
 Hartford Capital Appreciation
     Fund, Inc.
  Shares                    16,626
  Cost                     $61,822
  Market Value   . . . . . . . . . . . . .        -       $  69,693            -              -              -              -
 HVA Money Market Fund, Inc.
  Shares                    39,927
  Cost                     $39,927
  Market Value   . . . . . . . . . . . . .        -             -          $  39,927          -              -              -
 Neuberger & Berman Partners
     Portfolio
  Shares                     4,387
  Cost                     $72,604
  Market Value   . . . . . . . . . . . . .        -             -              -          $  79,707          -              -
 Neuberger & Berman Balanced
     Portfolio
  Shares                     2,211
  Cost                     $34,924
  Market Value   . . . . . . . . . . . . .        -             -              -              -         $   36,653          -
 Neuberger & Berman Limited
     Maturity Portfolio
  Shares                     7,056
  Cost                     $98,048
  Market Value   . . . . . . . . . . . . .        -             -              -              -              -          $  96,101
 Fidelity Equity Income
     Portfolio
  Shares                     9,409
  Cost                    $194,403
  Market Value   . . . . . . . . . . . . .        -             -              -              -              -              -
 Fidelity High Income
     Portfolio
  Shares                     4,240
  Cost                     $50,512
  Market Value   . . . . . . . . . . . . .        -             -              -              -              -              -
 Fidelity Overseas Portfolio
  Shares                     8,348
  Cost                    $153,344
  Market Value   . . . . . . . . . . . . .        -             -              -              -              -              -
 Fidelity Asset Manager
     Portfolio
  Shares                     3,232
  Cost                     $50,891
  Market Value   . . . . . . . . . . . . .        -             -              -              -              -              -
 Alger American Small
     Capitalization Portfolio
  Shares                     1,296
  Cost                     $49,422
  Market Value   . . . . . . . . . . . . .        -             -              -              -              -              -
 Alger American Growth
     Portfolio
  Shares                     5,089
  Cost                    $177,165
  Market Value  .. . . . . . . . . . . . .        -             -              -              -              -              -
 Receivable from ITT Hartford
     Life and Annuity Insurance
     Company . . . . . . . . . . . . . . .        -           6,887           20,374         23,441          -              -
                                             ---------   ----------        ---------      ---------     ----------      ---------
Total Assets . . . . . . . . . . . . . . .     118,893       76,580           60,301        103,148         36,653         96,101
                                             ---------   ----------        ---------      ---------     ----------      ---------
LIABILITIES:
  Payable for fund shares
     purchased . . . . . . . . . . . . . .         159           83               57          -              -              -
  Payable to ITT Hartford Life
     and Annuity Insurance Company . . . .       21964          -              -              -             16,121          4,335
                                             ---------   ----------        ---------      ---------     ----------      ---------
  Total Liabilities  . . . . . . . . . . .       22123           83               57          -             16,121          4,335
                                             ---------   ----------        ---------      ---------     ----------      ---------
  Net Assets . . . . . . . . . . . . . . .   $  96,770   $   76,497        $  60,244      $ 103,148     $   20,532      $  91,766
                                             ---------   ----------        ---------      ---------     ----------      ---------
                                             ---------   ----------        ---------      ---------     ----------      ---------
VARIABLE LIFE INSURANCE POLICIES:
Units Owned by Participants. . . . . . . .       8,372        5,633            4,858          7,658            837          7,917
Unit Price . . . . . . . . . . . . . . . .   $ 10.3257   $  11.5326        $ 10.2844      $ 11.9130     $  11.1799      $ 10.2911

Units Owned by ITT Hartford
     Life and Annuity Insurance
     Company . . . . . . . . . . . . . . .       1,000        1,000            1,000          1,000          1,000          1,000
Unit Price . . . . . . . . . . . . . . . .   $ 10.3257   $  11.5326        $ 10.2844      $ 11.9130     $  11.1799      $ 10.2911

                                                                                                          ALGER
                                              FIDELITY      FIDELITY                      FIDELITY       AMERICAN         ALGER
                                               EQUITY         HIGH          FIDELITY        ASSET         SMALL          AMERICAN
                                               INCOME        INCOME         OVERSEAS       MANAGER    CAPITALIZATION      GROWTH
                                              PORTFOLIO     PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO       PORTFOLIO
                                              ---------    ------------     ---------     ---------   --------------    ---------
ASSETS:
 Investments
 Hartford Bond Fund, Inc.
  Shares                   117,114
  Cost                    $117,832
  Market Value   . . . . . . . . . . . . .        -             -              -              -              -              -
 Hartford Capital Appreciation
     Fund, Inc.
  Shares                    16,626
  Cost                     $61,822
  Market Value   . . . . . . . . . . . . .        -             -              -              -              -              -
 HVA Money Market Fund, Inc.
  Shares                    39,927
  Cost                     $39,927
  Market Value   . . . . . . . . . . . . .        -             -              -              -              -              -
 Neuberger & Berman Partners
     Portfolio
  Shares                     4,387
  Cost                      $72,604
  Market Value   . . . . . . . . . . . . .        -             -              -              -              -              -
 Neuberger & Berman Balanced
     Portfolio
  Shares                     2,211
  Cost                     $34,924
  Market Value   . . . . . . . . . . . . .        -             -              -              -              -              -
 Neuberger & Berman Limited
     Maturity Portfolio
  Shares                     7,056
  Cost                     $98,048
  Market Value   . . . . . . . . . . . . .        -             -              -              -              -              -
 Fidelity Equity Income Portfolio
  Shares                     9,409
  Cost                    $194,403
  Market Value   . . . . . . . . . . . . .  $  207,574          -              -              -              -              -
 Fidelity High Income Portfolio
  Shares                     4,240
  Cost                     $50,512
  Market Value   . . . . . . . . . . . . .        -      $   52,698            -              -              -              -
 Fidelity Overseas Portfolio
  Shares                     8,348
  Cost                    $153,344
  Market Value   . . . . . . . . . . . . .        -             -          $ 167,301          -              -              -
 Fidelity Asset Manager Portfolio
  Shares                     3,232
  Cost                     $50,891
  Market Value   . . . . . . . . . . . . .        -             -              -          $  53,644          -              -
 Alger American Small Capitalization
     Portfolio
  Shares                     1,296
  Cost                     $49,422
  Market Value   . . . . . . . . . . . . .        -             -              -              -         $   51,214          -
 Alger American Growth Portfolio
  Shares                     5,089
  Cost                    $177,165
  Market Value   . . . . . . . . . . . . .        -             -              -              -              -          $ 201,171
 Receivable from ITT Hartford Life
      and Annuity Insurance Company. . . .-       -             441            -              -              -             10,906
                                             ---------   ----------        ---------      ---------     ----------      ---------
Total Assets . . . . . . . . . . . . . . .     207,574       53,139          167,301         53,644         51,214        212,077
                                             ---------   ----------        ---------      ---------     ----------      ---------
LIABILITIES:
  Payable for fund shares purchased. . . .        -             -                -              -              -            -
  Payable to ITT Hartford Life and
     Annuity Insurance Company . . . . . .      15,803          -             32,969          4,493          2,690          -
                                             ---------   ----------        ---------      ---------     ----------      ---------
  Total Liabilities  . . . . . . . . . . .      15,803          -             32,969          4,493          2,690          -
                                             ---------   ----------        ---------      ---------     ----------      ---------
  Net Assets . . . . . . . . . . . . . . .   $ 191,771   $   53,139        $ 134,332      $  49,151     $   48,524      $ 212,077
                                             ---------   ----------        ---------      ---------     ----------      ---------
                                             ---------   ----------        ---------      ---------     ----------      ---------
VARIABLE LIFE INSURANCE POLICIES:
Units Owned by Participants. . . . . . . .      15,433        3,871           10,313          3,401          3,889         17,611
Unit Price . . . . . . . . . . . . . . . .   $ 11.6702   $  10.9096        $ 11.8737      $ 11.1678     $   9.9244      $ 11.3952

Units Owned by ITT Hartford Life
     and Annuity Insurance Company . . . .       1,000        1,000            1,000          1,000          1,000          1,000
Unit Price . . . . . . . . . . . . . . . .   $ 11.6702   $  10.9096        $ 11.8737      $ 11.1678     $   9.9244      $ 11.3952



The accompanying notes are an integral part of these financial statements.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
STATEMENT OF OPERATIONS & STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED) FOR THE SIX MONTHS ENDED JUNE 30, 1997

                                                                                                                         NEUBERGER
                                                             HARTFORD         HVA          NEUBERGER     NEUBERGER       & BERMAN
                                              HARTFORD       CAPITAL         MONEY         & BERMAN      & BERMAN         LIMITED
                                                BOND       APPRECIATION      MARKET        PARTNERS      BALANCED        MATURITY
                                              PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO       PORTFOLIO
                                              ---------    ------------     ---------      ---------     ---------       ---------
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . $   1,917    $       837      $     650      $     514     $      678      $   4,823

EXPENSES:
  Mortality and expense undertakings . . . .      (303)          (111)           (82)          (151)           (47)          (277)
                                             ---------    -----------      ---------      ---------     ----------      ---------
   Net investment income(loss) . . . . . . .     1,614            726            568            363            631          4,546

NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS:
  Net realized gain (loss) on security
    transactions . . . . . . . . . . . . . .      -              -              -              -              -              -
  Net unrealized appreciation
    (depreciation) of investments during
    the period . . . . . . . . . . . . . . .     1,929          7,774           -             6,770          1,640         (2,211)
                                             ---------    -----------      ---------      ---------     ----------      ---------
 Net gains (losses) on investments . . . . .     1,929          7,774           -             6,770          1,640         (2,211)
                                             ---------    -----------      ---------      ---------     ----------      ---------
 Net increase (decrease) in net
    assets resulting
    from operations. . . . . . . . . . . . .     3,543          8,500            568          7,133          2,271          2,335
                                             ---------    -----------      ---------      ---------     ----------      ---------
UNIT TRANSACTIONS:
 Premiums  . . . . . . . . . . . . . . . . .    13,443         59,882         51,291         88,578          8,481          9,220
 Administrative fee. . . . . . . . . . . . .       (54)          (120)          (101)          (174)           (18)           (44)
 Cost of insurance . . . . . . . . . . . . .    (1,187)        (1,864)        (1,573)        (2,712)          (283)        (1,046)

 Net increase (decrease) in net
   assets resulting                           ---------    -----------      ---------      ---------     ----------      ---------
   from unit transactions. . . . . . . . . .    12,202         57,898         49,617         85,692          8,180          8,130
                                             ---------    -----------      ---------      ---------     ----------      ---------
 Total increase (decrease) in net
    assets . . . . . . . . . . . . . . . . .    15,745         66,398         50,185         92,825         10,451         10,465

NET ASSETS:
 Beginning of Period . . . . . . . . . . . .    81,025         10,099         10,059         10,323         10,081         81,301
                                             ---------    -----------      ---------      ---------     ----------      ---------
 End of Period . . . . . . . . . . . . . . . $  96,770    $    76,497      $  60,244      $ 103,148     $   20,532      $  91,766
                                             ---------    -----------      ---------      ---------     ----------      ---------
                                             ---------    -----------      ---------      ---------     ----------      ---------

                                                                                                          ALGER
                                              FIDELITY      FIDELITY                      FIDELITY       AMERICAN         ALGER
                                               EQUITY         HIGH          FIDELITY        ASSET         SMALL          AMERICAN
                                               INCOME        INCOME         OVERSEAS       MANAGER    CAPITALIZATION      GROWTH
                                              PORTFOLIO     PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO       PORTFOLIO
                                              ---------    ------------     ---------     ---------   --------------    ---------
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . $  13,355    $       812      $   7,213      $   1,233     $    1,930      $   1,798

EXPENSES:
  Mortality and expense
    undertakings . . . . . . . . . . . . . .      (497)           (89)          (331)           (84)           (79)          (563)
                                             ---------    -----------      ---------      ---------     ----------      ---------
 Net investment income(loss) . . . . . . . .    12,858            723          6,882          1,149          1,851          1,235

NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
    security transactions  . . . . . . . . .      -              -              -              -              -              -
  Net unrealized appreciation
    (depreciation) of
investments during the period  . . . . . . .    12,704          2,014         12,471          2,670          1,891         25,532
                                             ---------    -----------      ---------      ---------     ----------      ---------
 Net gains (losses) on investments . . . . .    12,704          2,014         12,471          2,670          1,891         25,532
                                             ---------    -----------      ---------      ---------     ----------      ---------
 Net increase (decrease) in net
  assets resulting
  from operations  . . . . . . . . . . . . .    25,562          2,737         19,353          3,819          3,742         26,767
                                             ---------    -----------      ---------      ---------     ----------      ---------
UNIT TRANSACTIONS:
 Premiums  . . . . . . . . . . . . . . . . .    40,097         41,610         34,523         36,473         36,077         37,607
 Administrative fee. . . . . . . . . . . . .      (129)           (83)          (102)           (74)           (72)          (127)
 Cost of insurance . . . . . . . . . . . . .    (2,627)        (1,288)        (1,960)        (1,142)        (1,116)        (2,736)

 Net increase (decrease) in net
  assets resulting                           ---------    -----------      ---------      ---------     ----------      ---------
  from unit transactions . . . . . . . . . .    37,341         40,239         32,461         35,257         34,889         34,744
                                             ---------    -----------      ---------      ---------     ----------      ---------
 Total increase (decrease) in
    net assets . . . . . . . . . . . . . . .    62,903         42,976         51,814         39,076         38,631         61,511

NET ASSETS:
 Beginning of Period . . . . . . . . . . . .   128,868         10,163         82,518         10,075          9,893        150,566
                                             ---------    -----------      ---------      ---------     ----------      ---------
 End of Period . . . . . . . . . . . . . . . $ 191,771    $    53,139      $ 134,332      $  49,151     $   48,524      $ 212,077
                                             ---------    -----------      ---------      ---------     ----------      ---------
                                             ---------    -----------      ---------      ---------     ----------      ---------

The accompanying notes are an integral part of these financial statements.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
STATEMENT OF CHANGES IN NET ASSETS
FROM THE PERIOD NOVEMBER 14, 1996 TO DECEMBER 31, 1996



                                                                                                                         NEUBERGER
                                                             HARTFORD          HVA         NEUBERGER     NEUBERGER       & BERMAN
                                              HARTFORD      CAPITAL           MONEY        & BERMAN      & BERMAN         LIMITED
                                                BOND       APPRECIATION       MARKET        PARTNERS      BALANCED        MATURITY
                                              PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO       PORTFOLIO
                                              ---------    ------------     ---------      ---------     ---------       ---------
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . $     855    $         8      $      67      $    -        $     -         $   -

Expenses:
  Mortality and expense undertakings . . . .       (62)            (8)            (8)            (9)            (8)           (62)
                                             ---------    -----------      ---------      ---------     ----------      ---------
    Net investment income(loss)  . . . . . .       793           -                59             (9)            (8)           (62)

NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
     security transactions . . . . . . . . .         -           -              -              -              -             -
  Net unrealized appreciation
     (depreciation) of investments
     during the period . . . . . . . . . . .      (867)            99           -               332             89            264
                                             ---------    -----------      ---------      ---------     ----------      ---------
    Net gains (losses) on investments  . . .      (867)            99           -               332             89            264
                                             ---------    -----------      ---------      ---------     ----------      ---------
    Net increase (decrease) in net
     assets resulting from operations. . . .       (74)            99             59            323             81            202
                                             ---------    -----------      ---------      ---------     ----------      ---------
UNIT TRANSACTIONS:

    Premiums . . . . . . . . . . . . . . . .    81,371         10,000         10,000         10,000         10,000         81,372

    Administrative fee . . . . . . . . . . .        (9)          -              -              -              -                (9)
    Cost of insurance. . . . . . . . . . . .      (263)          -              -              -              -              (264)

    Net increase (decrease) in
     net assets resulting from unit          ---------    -----------      ---------      ---------     ----------      ---------
     transactions. . . . . . . . . . . . . .    81,099         10,000         10,000         10,000         10,000         81,099
                                             ---------    -----------      ---------      ---------     ----------      ---------

    Total increase (decrease) in net
     assets  . . . . . . . . . . . . . . . .    81,025         10,099         10,059         10,323         10,081         81,301

NET ASSETS:
    Beginning of Period. . . . . . . . . . .      -              -              -              -              -             -
                                             ---------    -----------      ---------      ---------     ----------      ---------
    End of Period. . . . . . . . . . . . . . $  81,025    $    10,099      $  10,059      $  10,323     $   10,081      $  81,301
                                             ---------    -----------      ---------      ---------     ----------      ---------
                                             ---------    -----------      ---------      ---------     ----------      ---------

                                                                                                          ALGER
                                              FIDELITY      FIDELITY                      FIDELITY       AMERICAN         ALGER
                                               EQUITY         HIGH          FIDELITY        ASSET         SMALL          AMERICAN
                                               INCOME        INCOME         OVERSEAS       MANAGER    CAPITALIZATION      GROWTH
                                              PORTFOLIO     PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO       PORTFOLIO
                                              ---------    ------------     ---------     ---------   --------------    ---------
INVESTMENT INCOME: . . . . . . . . . . . . . $   -        $     -          $   -          $   -         $    -          $   -
  Dividends

Expenses:. . . . . . . . . . . . . . . . . .       (98)            (8)           (62)            (8)            (8)          (116)
                                             ---------    -----------      ---------      ---------     ----------      ---------
  Mortality and expense undertakings . . . .       (98)            (8)           (62)            (8)            (8)          (116)
    Net investment income(loss)

NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:. . . . . . . . .     -              -              -              -              -              -
  Net realized gain (loss) on
    security transactions
  Net unrealized appreciation
     (depreciation) of . . . . . . . . . . .       467            171          1,486             83            (99)        (1,526)
                                             ---------    -----------      ---------      ---------     ----------      ---------
      investments during the period  . . . .       467            171          1,486             83            (99)        (1,526)
                                             ---------    -----------      ---------      ---------     ----------      ---------
    Net gains (losses) on investments
    Net increase (decrease) in net
     assets resulting from operations  . . .       369            163          1,424             75           (107)        (1,642)
                                             ---------    -----------      ---------      ---------     ----------      ---------
UNIT TRANSACTIONS:
    Premiums . . . . . . . . . . . . . . . .   128,952         10,000         81,366         10,000         10,000        152,742
    Administrative fee . . . . . . . . . . .       (15)             -             (9)             -              -            (18)
    Cost of insurance. . . . . . . . . . . .      (438)             -           (263)             -              -           (526)
                                             ---------    -----------      ---------      ---------     ----------      ---------
    Net increase (decrease) in net
     assets resulting from
     unit transactions . . . . . . . . . . .   128,499         10,000         81,094         10,000         10,000        152,198
                                             ---------    -----------      ---------      ---------     ----------      ---------
    Total increase (decrease) in
     net assets  . . . . . . . . . . . . . .   128,868         10,163         82,518         10,075          9,893        150,566

NET ASSETS:
    Beginning of Period. . . . . . . . . . .     -              -              -              -              -              -
                                             ---------    -----------      ---------      ---------     ----------      ---------
    End of Period. . . . . . . . . . . . . . $ 128,868    $    10,163      $  82,518      $  10,075     $    9,893      $ 150,566
                                             ---------    -----------      ---------      ---------     ----------      ---------
                                             ---------    -----------      ---------      ---------     ----------      ---------


The accompanying notes are an integral part of these financial statements.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1997

1.  ORGANIZATION:

    ICMG Registered Variable Life Separate Account One (the Account) is a separate investment account with ITT Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twelve portfolios. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.


2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    a)   SECURITY TRANSACTIONS- Security   transactions are recorded on the
         trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.


    b) SECURITY VALUATION - The investment in shares of the funds are valued at the closing net asset value per share as determined by the appropriate Fund as of June 30, 1997.

    c) FEDERAL INCOME TAXES - The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    d) USE OF ESTIMATES- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.


3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    a) MORTALITY AND EXPENSE UNDERTAKINGS - The Company, as issuer of variable life insurance contracts, provides the mortality and expense undertakings and, with respect to the Account, receives an annual fee of 0.65% of the Account's average daily net assets.

    b) DEDUCTION OF OTHER FEES - In accordance with the terms of the contracts, the Company makes deductions for the cost of insurance, administrative fees, state premium taxes and other insurance charges. These charges are deducted through termination of units of interest from applicable contractholders' accounts.